Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Deposits made under lease arrangements included in noncurrent receivables	¥ 13,847	¥ 13,448
Rental expenses under the operating lease arrangements	43,215	44,562	40,273
Maximum amount of undiscounted payments in case of default	8,951
Employees with Housing Loan | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Employees with Housing Loan | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	30 years
Affiliates and Other Companies | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Affiliates and Other Companies | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	5 years
Purchase of Property, Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	52,668
Purchase of Parts and Raw Materials
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 76,984